Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 19. Income Taxes

The components of loss before income taxes are as follows:

	Year ended December 31,
	2023	2022
	(in thousands)
United States	$(51,919)	$(56,817)
Foreign	546	(1,408)
Loss from operations before income taxes	$(51,373)	$(58,225)

The components of income tax (benefit) expense are as follows:

	Year ended December 31,
	2023	2022
.	(in thousands)
Current:
Federal	—	—
State	11	8
Foreign	—	—
Total current expense:	11	8
Deferred expense :
Federal	—	—
State	—	—
Foreign	—	—
Total deferred expense:	—	—
Total	$11	$8

	Year ended December 31,
	2023		2022
	(in thousands)
Federal statutory rate	$(10,788)	21.00%	$(12,228)	21.00%
Effect of:
Nondeductible expenses	5	-0.01%	(78)	0.13%
Nontaxable changes in fair value of convertible notes and SAFEs	64	-0.12%	(123)	0.21%
Research and development tax credits	(1,820)	3.54%	(2,670)	4.59%
State taxes, net of federal benefit	(2,165)	4.21%	(1,865)	3.20%
Foreign tax rate differential	(11)	0.02%	28	-0.05%
Changes in federal tax rates	648	-1.26%	—	0.00%
Other	—	0.00%	(190)	0.33%
Change in valuation allowance	10,776	-20.98%	15,567	-26.73%
Disqualified debt	(505)	0.98%	731	-1.26%
Return to provision adjustments	-	0.00%	(1,060)	1.82%
Intangibles	—	0.00%	1,281	-2.20%
Stock based compensation	3,807	-7.41%	615	-1.06%
Total	$11	-0.03%	$8	-0.01%

The primary differences from the U.S. statutory rate and the Company’s effective tax rate for the year ended December 31, 2023 are due to the change in valuation allowance, federal net operating loss true ups, and State taxes, net of Federal benefit. The primary differences from the U.S. statutory rate and the Company’s effective tax rate for the year ended December 31, 2022 were due to the change in valuation allowance, share based compensation including excess tax benefits, state and international taxes.

On August 16, 2022, the Inflation Reduction Act was signed into law in the United States. Among other provisions, the Inflation Reduction Act includes a 15% minimum tax rate applied to corporations with profits in excess of $1 billion and also includes an excise tax on the repurchase of corporate stock. The Company has reviewed the provisions of the law and does not believe that any of the provisions will have a material impact on the business.

On March 11, 2021, the American Rescue Plan was enacted, which extends the period companies can claim an Employee Retention Credit, expands the IRC Section 162(m) limit on deductions for publicly traded companies, and repeals the election that allows US affiliate groups to allocate interest expense on a worldwide basis, among other provisions. The Company reviewed the provisions of the law and determined it had no material impact for the year ended December 31, 2021.

On December 21, 2020, Congress passed the Consolidated Appropriations Act, 2021. The act includes the Taxpayer Certainty and Disaster Tax Relief Act of 2020 and the COVID-related Tax Relief Act of 2020, both of which extend many credits and other COVID-19 relief, among other extensions. The Company evaluated the provisions of the Consolidated Appropriations Act, including but not limited to the Employee Retention Credit extension, the extension for the IRC Section 45S credit for paid family and medical leave, and the provision allowing a full deduction for certain business meals, and determined that there was no material impact for the year ended December 31, 2023.

As of December 31, 2023 and December 31, 2022, the Company’s deferred tax assets were primarily the result of U.S. federal and state net operating losses (“NOLs”). A valuation allowance was maintained and/or established in substantially all jurisdictions on the Company’s gross deferred tax asset balances as of December 31, 2023 and 2022. As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. The realization of deferred tax assets was based on the evaluation of current and estimated future profitability of the operations, reversal of deferred tax liabilities and the likelihood of utilizing tax credit and/or loss carryforwards. As of December 31, 2023 and December 31, 2022, the Company continued to maintain that it is not at the more likely than not standard, wherein deferred taxes will be realized due to the recent history of losses and management’s expectation of continued tax losses.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets (liabilities) are as follows:

.	Year ended December 31,
	2023	2022
.	(in thousands)
Deferred tax assets:
Net operating loss carryforwards - Federal	$21,544	$16,776
Capitalized research and development	3,517	3,768
Research and development tax credits	5,627	3,593
Net operating loss carryforwards - State	4,708	3,752
Net operating loss carryforwards - Foreign	2,760	1,894
Stock-based compensation	3,677	—
Fixed assets and intangibles	725	—
Other	85	1,219
Total deferred tax assets, gross:	$42,643	$31,002
Valuation allowance	(42,529)	(30,134)
Total deferred tax assets, net:	$114	$868

Deferred tax liabilities:
Fixed assets and intangibles	—	(868)
Right of Use Asset	(108)	—
Unrealized Gain or Loss	(6)	—
Total deferred tax liabilities:	$(114)	$(868)
Deferred income tax assets, net:	$—	$—

As of December 31, 2023 and 2022, the Company had federal NOLs of approximately $102.6 million and $79.9 million, respectively, substantially all of which will be carried forward indefinitely. As of December 31, 2023 and 2022, the Company had state NOLs of approximately $92.4 million and $75.8 million, respectively, which will begin to expire in 2029. As of December 31, 2023 and 2022, the Company had foreign NOLs of approximately $11.0 million and $10.0 million, respectively, generated primarily from its operations in the United Kingdom, which will be carried forward indefinitely.

As of December 31, 2023, the Company also has federal and state tax credits of $2.4 million and $4.1 million, respectively, which being to expire in 2040 for the federal tax credit and 2035 for the state tax credits.

As of December 31, 2023, the Company did not have material undistributed foreign earnings.

The Tax Cuts and Jobs Act (TCJA) resulted in significant changes to the treatment of research and developmental (R&D) expenditures under Section 174. For tax years beginning after December 31, 2021, taxpayers are required to capitalize and amortize all R&D expenditures that are paid or incurred in connection with their trade or business. Specifically, costs for U.S.-based R&D activities must be amortized over five years and costs for foreign R&D activities must be amortized over 15 years— both using a midyear convention. During the year ended December 31, 2023, the Company capitalized $3.7 million of domestic R&D expenses.

Section 382 of the Internal Revenue Code and similar provisions under state law limit the utilization of federal NOL carryforwards, state NOL carryforwards, and Research and Development (R&D) credits following certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%. Based on the Company’s analysis under Section 382, the Company believes that its federal NOL carryforwards, its state NOL carryforwards, and R&D credits are limited by Section 382 and similar provisions under state law as of December 31, 2023. The portion of federal NOL carryforwards, state NOL carryforwards, and R&D credits that were determined to be limited have been written off as of December 31, 2023. The remaining unused carryforwards and credits remain available for future periods. Due the Company’s full valuation allowance the write off of NOL carryforwards and R&D did not have any impact to the statements of operation and comprehensive loss.

The Company is subject to taxation in the United States, various state and local jurisdictions, as well as foreign jurisdictions where the Company conducts business. Accordingly, on a continuing basis, the Company cooperates with taxing authorities for the various jurisdictions in which it conducts business to comply with audits and inquiries for tax periods that are open to examination. The tax years ended from December 31, 2019 and 2018 and later remain open to examination by tax authorities in the United States and United Kingdom, respectively.